BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of total borrowings
	December 31,
	2011	2012
	US$	US$
Short-term:
Secured	20,087	21,676
Unsecured	794	—
Long-term:
Current portion, secured	51,651	35,537
Non-current, secured	215,382	212,970
Total borrowings	287,914	270,183

Schedule of corporate guarantee by third party

	December 31,
	2011	2012
	US$	US$
Guaranteed by:
Guangsha Construction Group Co., Ltd.	14,284	10,119
Fujian Taiyu Investment (Group) Co., Ltd.	—	7,159
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.	5,079	4,455
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.	11,189	6,523
	30,552	28,256

Schedule of maturities of long-term loans
US$
2013	35,537
2014	37,274
2015	30,120
2016	30,082
2017	28,438
Thereafter	87,056
248,507